Financial income (expense) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Interest income	$ 192	$ 2,423	$ 697	$ 7,275
Interest expense:
Interest expense	(5,486)	(2,789)	(16,601)	(8,403)
Commitment fees	(294)	(305)	(896)	(904)
Amortization of debt issuance cost and fair value of debt assumed	(503)	(650)	(1,546)	(1,946)
Total interest expense	(6,283)	(3,744)	(19,043)	(11,253)
Gain (loss) on derivative instruments	517	354	1,178	467
Other items, net:
Foreign exchange gain (loss)	(66)	(643)	(430)	(1,315)
Bank charges, fees and other	(46)	(23)	(137)	(38)
Withholding tax on interest expense and other	(666)	(610)	(2,212)	(1,957)
Total other items, net	(778)	(1,276)	(2,779)	(3,310)
Total financial income (expense), net	$ (6,352)	$ (2,243)	$ (19,947)	$ (6,821)